Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2016
Summary of accounting policies
Breakdown of Office buildings, land, equipment and facilities

	Millions of yen
	March 31
	2015	2016
Land	¥91,055	¥80,031
Office buildings	105,043	99,400
Equipment and facilities	46,186	27,380
Software	158,348	147,235
Construction in progress	437	1,461

Total	¥401,069	¥355,507

Schedule of estimated useful lives for significant asset classes

Office buildings	5 to 50 years
Equipment and facilities	2 to 20 years
Software	Up to 5 years